SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Key Management Transactions
Salaries, fees and benefits	$ 1,342	$ 1,510
Director’s fees	311	285
Share-based payments	970	1,175
Remuneration expenses	$ 2,623	$ 2,970